Subsequent Events (Details) - Subsequent Event [Member] - $ / shares	Sep. 04, 2023	Jul. 31, 2023
Subsequent Events (Details) [Line Items]
Common stock shares		15,000,000
Price per share (in Dollars per share)		$ 0.0001
Aggregate of common stock	2,605,000
Exercise price of per share (in Dollars per share)	$ 9.76
Percentage of cumulative shares	25.00%
Restricted stock, term	4 years
Restricted stock	587,235
Restricted stock, term	3 years